Summary Prospectus March 1, 2011

TD Asset Management USA Funds Inc.

TDAM Institutional Municipal Money Market Fund

Institutional Class (TICXX)
Institutional Service Class (TMUXX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.tdassetmanagementusa.com/tdamusa/jsp/InstitutionalInvestors/p_FundDocuments.jsp You can also get this information at no cost by calling 1-866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com, or from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated March 1, 2011, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

As with any mutual fund, the Securities and Exchange Commission (SEC) has not approved or disapproved the Funds’ shares or determined whether this summary prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

SUMMARY

TDAM Institutional Municipal Money Market Fund

Investment Objective

The TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Municipal Fund.

	Institutional Class		Institutional Service Class

Shareholder Fees
(fees paid directly from your investment)		None		None
Maximum Sales Charge (Load) Imposed on Purchases		None		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the
value of your investment)
Management Fees		0.10%		0.10%
Distribution (12b-1) Fees		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%
All Other Expenses	0.31%		0.30%
Total Other Expenses		0.31%		0.55%

Total Annual Operating Expenses		0.41%		0.65%

Example

This Example is intended to help you compare the cost of investing in the Institutional Municipal Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$42	$132	$230	$518
Institutional Service Class	$66	$208	$362	$810

Investment Strategies

The Institutional Municipal Fund is a money market fund. The Institutional Municipal Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

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The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Institutional Municipal Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax (“AMT”).

Principal Risks

Interest Rate Risk — The income from the Institutional Municipal Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional Municipal Fund to reinvest assets in lower yielding securities.

Tax Risk — The Institutional Municipal Fund purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Institutional Municipal Fund guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Institutional Municipal Fund shareholders could be recharacterized as taxable.

An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

Performance information for the Institutional Class and Institutional Service Class of the Institutional Municipal Money Market Fund is not presented because each class has not been in operation for a full calendar year as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Investment Manager

TDAM USA Inc. (the “Investment Manager” or “TDAM”) is the Institutional Municipal Fund’s investment manager.

Purchase and Sale of Portfolio Shares.

You may purchase or sell (redeem) your shares on any day when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of New York is open. You may sell shares by phone or by mail.

Balance Minimums. For shareholders wishing to purchase shares directly from the Institutional Municipal Fund, there is a combined initial purchase and minimum account balance requirement of $10,000,000 per shareholder across the following funds and various classes of these funds in the TD Asset Management USA Funds Inc. fund complex: Institutional Municipal Fund, TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund and TDAM Institutional Treasury Obligations Money Market Fund. The minimum account balance and initial purchase requirement may be less if you purchase and hold shares through a financial intermediary.

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Tax Information

The Institutional Municipal Fund intends to make distributions that are exempt from regular federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Institutional Municipal Fund through a broker-dealer or other Financial Intermediary (such as a bank), the Institutional Municipal Fund and its related companies may pay the Financial Intermediary for the sale of Institutional Municipal Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other Financial Intermediary and your salesperson to recommend the Institutional Municipal Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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